Investments in joint ventures and associates - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 15, 2022	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of joint ventures [line items]
Capital commitments		£ 714	£ 141
Release of St William Homes LLP deferred income		18,449	13,665	[1]	£ 13,360	[2]
St William Homes LLP
Disclosure of joint ventures [line items]
Proportion of ownership interest disposed	50.00%
Cash consideration received	£ 413
Net gain on disposal of St William Homes LLP		228	0		0
St William Homes LLP | Exceptional items
Disclosure of joint ventures [line items]
Net gain on disposal of St William Homes LLP		228	0		0
Release of St William Homes LLP deferred income		£ 189	£ 0		£ 0

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.